Segment and Geographic Information - Reconciliation to IFRS Earnings Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Segment income	$ 263.3	$ 167.7	$ 127.9
Reconciling items:
Employee SBC expense	51.0	33.4	25.8
Amortization of intangible assets (excluding computer software)	40.1	25.5	25.6
Other charges, net of recoveries (note 15)	6.7	10.3	23.5
Earnings before income taxes	$ 203.6	$ 136.0	$ 90.2
Advanced Technology Solutions
Disclosure of operating segments [line items]
Segment margin (as a percentage)	4.70%	4.50%	3.30%
Connectivity & Cloud Solutions
Disclosure of operating segments [line items]
Segment margin (as a percentage)		3.90%	3.50%
Operating segments
Disclosure of operating segments [line items]
Segment income	$ 358.0	$ 233.9	$ 199.0
Operating segments | Advanced Technology Solutions
Disclosure of operating segments [line items]
Segment income	140.9	105.0	69.7
Operating segments | Connectivity & Cloud Solutions
Disclosure of operating segments [line items]
Segment income	217.1	128.9	129.3
Reconciling items
Reconciling items:
Finance costs	59.7	31.7	37.7
Employee SBC expense	51.0	33.4	25.8
Other charges, net of recoveries (note 15)	6.7	10.3	23.5
Reconciling items | Intangible assets, excluding computer software
Reconciling items:
Amortization of intangible assets (excluding computer software)	$ 37.0	$ 22.5	$ 21.8